Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of Deposits by Time Remaining on Maturity [Table Text Block]

The following table details the maturity distribution of time deposits as of December 31st for the past two years:

	Three	More than three	More than six	More than
	months	months through	months through	twelve
(In thousands)	or less	six months	twelve months	months	Total
At December 31, 2013:
$100,000 or more	$14,588	$7,965	$18,582	$55,961	$97,096
Less than $100,000	8,058	7,754	19,522	72,924	108,258
At December 31, 2012:
$100,000 or more	$13,338	$5,868	$16,493	$12,272	$47,971
Less than $100,000	10,131	8,985	26,271	31,607	76,994

Schedule of Certificates of Deposits by Year of Maturity [Table Text Block]

(In thousands)	2014	2015	2016	2017	2018	Thereafter	Total
Balance maturing	$76,469	$24,103	$39,282	$6,548	$58,901	$51	$205,354